Note 11 - Borrowings	12 Months Ended
Mar. 31, 2016
Notes to Financial Statements
Debt Disclosure [Text Block]
11.	BORROWINGS

Short-term borrowings at March 31, 2015 and 2016 consisted of bank overdrafts that bear fixed rate interest. The weighted average rates at March 31, 2015 and 2016 were 0.568% and 0.498%, respectively.

Substantially all short-term bank borrowings are made under agreements which, as is customary in Japan, provide that under certain conditions the bank may require the borrower to provide collateral (or additional collateral) or a guarantor with respect to the borrowings and that the bank may treat any collateral, whether furnished as security for short-term or long-term loans or otherwise, as collateral for all indebtedness to such bank. Also, provisions of certain loan agreements grant certain rights of possession to the lenders in the event of default. The Company did not provide banks with any collateral for outstanding loans as of March 31, 2016.

The Company entered into bank overdraft agreements with certain Japanese banks for which the unused balance outstanding as of March 31, 2016 was ¥10,750,000 thousand.